Related party transactions - Additional Information (Detail)											1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	Nov. 01, 2018 EUR (€)	Nov. 01, 2018 CAD ($)	Mar. 28, 2018 EUR (€)	Mar. 28, 2018 CAD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 CAD ($)	Jan. 01, 2016 EUR (€)	Jan. 01, 2016 CAD ($)	May 31, 2009 USD ($)	May 31, 2009 CAD ($)	Mar. 27, 2021 USD ($)	Dec. 31, 2020	Mar. 25, 2023 USD ($)	Mar. 25, 2023 EUR (€)	Mar. 25, 2023 CAD ($)	Mar. 26, 2022 USD ($)	Mar. 26, 2022 EUR (€)	Mar. 26, 2022 CAD ($)	Mar. 27, 2021 USD ($)	Mar. 27, 2021 EUR (€)	Mar. 27, 2021 CAD ($)	Mar. 25, 2023 CAD ($)	Mar. 26, 2022 CAD ($)	Apr. 16, 2021
Related Party Transaction [Line Items]
Amount paid to related party			€ 40,000	$ 61,000					€ 140,000
Related party expenses															$ 35,000			$ 36,000			$ 30,000
Annual compensation							€ 250,000	$ 388,000
Accounts receivable, related parties													$ 0		1,815,000			1,543,000			$ 0
RMBG Retail Vancouver ULC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage																										49.00%
Accounts receivable, related parties															1,800,000			$ 1,500,000
Proceeds from customers															$ 1,300,000
RMBG Retail Vancouver ULC [Member] | FWI LLC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage																										51.00%
Executive Chairman [Member]
Related Party Transaction [Line Items]
Related party costs																€ 250,000	$ 344,000		€ 250,000	$ 364,000		€ 213,000	$ 332,000
Executive Chairman [Member] | COVID-19 [Member]
Related Party Transaction [Line Items]
Percentage of fee reduction													20.00%	10.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Niccolo rossi Chairman of Executive [Member]
Related Party Transaction [Line Items]
Related party expenses															$ 260,000		$ 340,000
Montrovest BV [Member]
Related Party Transaction [Line Items]
Cash received from related party											$ 1,500,000	$ 2,000,000
Annual interest rate															11.00%	11.00%	11.00%
Effective interest rate															12.00%									12.00%
Advances payable to related party															$ 1,500,000									$ 2,100,000	$ 1,900,000
Gestofi [Member]
Related Party Transaction [Line Items]
Amount paid to related party										$ 202,000						€ 0			€ 0			€ 0
Notice days for non renewal									60 days	60 days
Agreement additional renewal term									1 year	1 year
Regaluxe [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term															1 year	1 year	1 year
Related party expenses	$ 130,000															€ 24,000	$ 35,000		24,000	$ 35,000		20,000	$ 30,000
Regaluxe [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party expenses		$ 170,000
Carlo coda [Member]
Related Party Transaction [Line Items]
Related party expenses					€ 146,801	$ 222,000
Related party costs																€ 149,000	$ 205,000		€ 162,000	$ 237,000		€ 135,000	$ 209,000